Financial Liabilities - Reconciliation of Total Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	€ 413,641
Cash flows, proceeds	150,001
Cash flows, repayments	(106,923)
Cash flows, accrued interest paid in the period	(1,573)
Non-cash changes, amortized cost	0
Non-cash changes, accrued interests	1,169
Total borrowings at end of year	456,315
Bank Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	313,552
Cash flows, proceeds	120,000
Cash flows, repayments	(56,893)
Cash flows, accrued interest paid in the period	(1,304)
Non-cash changes, amortized cost	(63)
Non-cash changes, accrued interests	995
Total borrowings at end of year	376,287
Bank Overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	50,299
Cash flows, proceeds	30,001
Cash flows, repayments	(50,030)
Cash flows, accrued interest paid in the period	(269)
Non-cash changes, amortized cost	0
Non-cash changes, accrued interests	174
Total borrowings at end of year	30,175
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	49,790
Cash flows, proceeds	0
Cash flows, repayments	0
Cash flows, accrued interest paid in the period	0
Non-cash changes, amortized cost	63
Total borrowings at end of year	€ 49,853